RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
The directors’ fees, consulting fees and other compensation of directors and executive officers were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Officer salaries and short-term benefits	$10,661	$8,230
Share based payment expense	4,237	4,478
Directors fees	600	512
Severance payments	461	—
	$15,959	$13,220